Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Useful Lives
The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years

Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15

Disclosure In Tabular Form Of Estimated Lives Of Right Of Use Assets Estimated Useful Lives
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets as follows:

Category of asset	Years
Buildings and constructions	2-120
Operating machinery and equipment	3-20
Transportation vehicles	2-22